Other Transactions	12 Months Ended
Dec. 31, 2010
Additional Financial Information Disclosure [Text Block]
13.	OTHER TRANSACTIONS

On October 21, 2010, our Board of Directors authorized a reverse split of our common stock at a ratio of one for four, effective the end of business November 15, 2010. Our stockholders previously approved the reverse split in May 2010. As a result of the reverse split, every four shares of common stock outstanding were combined into one share of common stock. The reverse split did not affect the amount of equity the Company has nor did it affect the Company’s market capitalization.

On September 20, 2010, we reached a definitive agreement to sell additional common shares to Canon, a Hong Kong-based company.  This transaction will result in Canon owning 51% of Altair Nanotechnologies, Inc. on a fully-diluted basis (approximately 53.8% of shares outstanding following the transaction).  At the same time we signed the Share Subscription Agreement with Canon we also signed a supply and technology licensing agreement with a Canon affiliate, China-based Zhuhai Yintong Energy Company (“YTE”).  The agreement calls for the Company to supply YTE with nano-lithium titanate powder (“LTO”), 11 AHr cells and an ALTI-ESS 1 MW battery system totaling $6.6 million.  We shipped these products to YTE during the fourth quarter of 2010. As a result of the SSA Amendment, purchases under this Agreement have been indefinitely suspended.  During September 2010 we received a $2.0 million prepayment from YTE for these goods, of which $437,000 was recognized in the fourth quarter, leaving $1.6 million in deferred revenue as of December 31, 2010.  Deferred issuance costs related to this stock sale totaled $831,000 for the year ending December 31, 2010 and are included in current assets.

On June 9, 2010, we entered into an At the Market Issuance Sales Agreement with Thomas Weisel Partners LLC pursuant to which we may issue and sell our common shares having an aggregate offering price of up to $15.0 million from time to time through Thomas Weisel, acting as agent. The sales, if any, of shares made under the Sales Agreement will be made on the NASDAQ Capital Market by means of ordinary brokers' transactions at market prices, in privately negotiated transactions or as otherwise agreed by Thomas Weisel and Altair.  Thomas Weisel will use commercially reasonable efforts to sell the common shares from time to time, based upon our instructions (including any price, time or size limits or other customary parameters or conditions we may impose). We will pay Thomas Weisel commissions at a fixed commission rate of 5% of the gross sales price per share for any shares sold under the Sales Agreement.  We have also agreed to reimburse Thomas Weisel for certain specified expenses and have provided Thomas Weisel with customary indemnification rights.

As of December 31, 2010, we have sold 487,653 common shares under the At the Market Issuance Sales Agreement.  The sales were made at an average weighted price of $1.84 per share, generating gross proceeds of $905,000.  Issuance costs totaled $213,000 resulting in net proceeds to the Company of $692,000.

Based on the Share Subscription Agreement signed with Canon Investment Holdings Limited (“Canon”) on September 20, 2010, sales of shares under the At The Market Issuance Sales Agreement have been suspended.

For the year ending December 31, 2009, 1,649,240 warrants were issued in connection with the May 28, 2009 common stock offering at a strike price of $4.00 per common share.  As a result, no intrinsic value existed at the issuance date.  The following assumptions were used to value the warrant cost of $4.6 million, recorded as common stock issuance cost:  expected life of 7 years, volatility of 89.8%, annual rate of quarterly dividends of $0 and risk free interest rate of 1.86%.  All of these warrants are outstanding at December 31, 2009.

On October 6, 2008, we entered into a Stock Purchase and Settlement Agreement with Al Yousuf, LLC.  529,412 shares of common stock were issued at a fair value of $6.80 that were agreed upon as part of arms length negotiations, and were recorded as settlement expense in Operating Expense for the twelve months ended December 31, 2008.  Additionally, 1,470,588 shares were acquired by Al Yousuf, LLC at a purchase price of $6.80 per share for an aggregate purchase price of $10.0 million (refer to Note 17).